Parent-Only Financial Statements, Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Assets
Total cash, cash equivalents, and restricted cash (1)	[2]	$ 215,947	[1]	$ 221,400	[1]	$ 239,520		$ 238,791
Investment securities		416,070		407,519
Total assets	[3]	1,951,757		1,930,115
Liabilities and equity
Short-term borrowings		103,256		96,781		97,528
Accrued expenses and other liabilities		70,615		57,189
Long-term debt		225,020		255,077
Total liabilities	[4]	1,743,678		1,729,618
Stockholders’ equity		206,936		199,581
Total liabilities and equity		1,951,757		1,930,115
Parent Company [Member]
Assets
Total cash, cash equivalents, and restricted cash (1)		23,181		36,660	[5]	$ 36,166	[5]	$ 43,846	[5]
Investments in subsidiaries	[6]	206,367		201,550
Other assets		7,156		6,750
Total assets		375,403		365,520
Liabilities and equity
Accrued expenses and other liabilities		7,902		7,064
Long-term debt		146,130		133,920
Indebtedness to nonbank subsidiaries		14,435		24,955
Total liabilities		168,467		165,939
Stockholders’ equity		206,936		199,581
Total liabilities and equity		375,403		365,520
Parent Company [Member] | Bank [Member]
Assets
Loans to subsidiaries		0		54,937
Investments in subsidiaries		170,500		159,500
Parent Company [Member] | Nonbank [Member]
Assets
Loans to subsidiaries		138,681		41,343
Parent Company [Member] | Subsidiary Banks [Member]
Assets
Total cash, cash equivalents, and restricted cash (1)		23,180		36,657	[7]
Investment securities		0		15,009
Parent Company [Member] | Nonaffiliates [Member]
Assets
Total cash, cash equivalents, and restricted cash (1)		1		3	[7]
Investment securities		$ 18		$ 9,271

[1]	(1)Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 - Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	(3)Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[3]	(3)Our consolidated assets at December 31, 2017 and 2016, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $116 million and $168 million; Interest-earning deposits with banks, $376 million and $74 million; Trading assets, $294 million and $130 million; Investment securities, $0 million and $0 million; Net loans, $12.5 billion and $12.6 billion; Derivative assets, $0 million and $1 million; Other assets, $349 million and $452 million; and Total assets, $13.6 billion and $13.4 billion, respectively.
[4]	(4)Our consolidated liabilities at December 31, 2017 and 2016, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $5 million and $33 million; Accrued expenses and other liabilities, $132 million and $107 million; Long-term debt, $1.5 billion and $3.7 billion; and Total liabilities, $1.6 billion and $3.8 billion, respectively.
[5]	(2)Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 - Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[6]	(2)The years ended December 31, 2017, and December 31, 2016, include indirect ownership of bank subsidiaries with equity of $170.5 billion and $159.5 billion, respectively.
[7]	Dec 31, Dec 31,(in millions)2017 2016Assets Cash, cash equivalents, and restricted cash due from (1): Subsidiary banks$23,180 36,657Nonaffiliates1 3Investment securities issued by: Subsidiary banks— 15,009Nonaffiliates18 9,271Loans to subsidiaries: Bank— 54,937Nonbank138,681 41,343Investments in subsidiaries (2)206,367 201,550Other assets7,156 6,750Total assets$375,403 365,520Liabilities and equity Accrued expenses and other liabilities7,902 7,064Long-term debt146,130 133,920Indebtedness to nonbank subsidiaries14,435 24,955Total liabilities168,467 165,939Stockholders’ equity206,936 199,581Total liabilities and equity$375,403 365,520(1)Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 - Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.